Leases (Details) - Schedule of operating lease expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Operating Lease Expenses [Abstract]
Fixed payments and variable payments that depend on an index or rate	$ 8,951	$ 10,196	$ 10,102
Total operating lease cost	$ 8,951	$ 10,196	$ 10,102